Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000025443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Fund
C000117771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Global Fund
C000025445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Longleaf Partners International Fund
C000025444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Small-Cap Fund
Without Sales Load [Member] | C000025443
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.08%)	8.86%	11.06%	4.66%
Without Sales Load [Member] | C000117771
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%	15.73%	8.04%	5.56%
Without Sales Load [Member] | C000025445
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%	14.28%	6.03%	3.98%
Without Sales Load [Member] | C000025444
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	11.75%	12.11%	5.41%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
FTSE Developed Index - Net Tax TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Index - Net Tax TR (USD) Index
Average Annual Return, Percent	10.07%	16.41%	14.35%	10.54%
FTSE Developed ex North America Index - Net Tax TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America Index - Net Tax TR (USD) Index
Average Annual Return, Percent	19.86%	17.31%	10.85%	6.47%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.78%)	7.68%	10.04%	7.12%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	5.75%	15.30%	15.96%	12.96%